Segmented information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of geographic allocation of total assets and liabilities [Table Text Block]

Geographic allocation of total assets and liabilities

December 31, 2023	Canada	West Africa	Total
	$	$	$
Current assets	57,084	10	57,094
Property, plant and equipment and right‐of‐use assets	225	-	225
Other non‐current assets	-	155,983	155,983
Total assets	57,309	155,993	213,302
Current liabilities	8,475	3,513	11,988
Non‐current liabilities	396	-	396
Total liabilities	8,871	3,513	12,384

December 31, 2022	Canada	West Africa	Total
	$	$	$
Current assets	58,568	37	58,605
Property, plant and equipment and right‐of‐use assets	332	-	332
Other non‐current assets	-	120,957	120,957
Total assets	58,900	120,994	179,894
Current liabilities	4,363	1,441	5,804
Non‐current liabilities	399	-	399
Total liabilities	4,762	1,441	6,203

Disclosure of geographic allocation of the statement of operations and comprehensive income (loss) [Table Text Block]

Geographic allocation of the Statement of Operations and Comprehensive Income

For the year ended December 31, 2023:

	Canada	West Africa	Total
	$	$	$
Share of net earnings related to joint venture	-	31,670	31,670
Service fee earned as operators of joint venture	5,747	-	5,747
General and administrative expenses	(15,037)	(249)	(15,286)
Exploration and evaluation expenditures	-	(2,009)	(2,009)
(Loss) income from operations and joint venture	(9,290)	29,412	20,122
Transaction costs	(378)	-	(378)
Finance income	2,899	3,356	6,255
Finance expense	(22)	(1)	(23)
Foreign exchange gain (loss)	110	(1)	109
Net (loss) income and comprehensive (loss) income for the year	(6,681)	32,766	26,085

For the year ended December 31, 2022:

	Canada	West Africa	Total
	$	$	$
Share of net earnings related to joint venture	-	46,517	46,517
Service fee earned as operators of joint venture	5,413	-	5,413
General and administrative expenses	(10,914)	(186)	(11,100)
Exploration and evaluation expenditures	-	(1,411)	(1,411)
(Loss) income from operations and joint venture	(5,501)	44,920	39,419
Impairment reversal on investment in joint venture	-	7,631	7,631
Impairment of exploration and evaluation assets	-	(1,628)	(1,628)
Finance income	1,036	-	1,036
Finance expense	(30)	(5,617)	(5,647)
Foreign exchange gain (loss)	1	(3)	(2)
Net (loss) income and comprehensive (loss) income for the year	(4,494)	45,303	40,809